Consolidated Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES
Net income for the year	$ 42,709	$ 78,450
Items not affecting cash:
Depletion and depreciation	75,927	60,239
Interest expense and financing amortization	39,400	17,193
Gain on revaluation of investments	(15,671)	(1,756)
Share-based payments	7,616	6,101
Deferred income tax (recovery) expense	(4,503)	4,058
Share of net loss of associates	2,141	3,654
Gain on disposal of stream, royalty and other interests	(1,949)	(25,833)
Stream, royalty and other interests impairments	1,627	1,086
Unrealized foreign exchange loss	1,349	765
Gain on disposal of investment in associate	0	(37,396)
Other	2,411	3,245
Changes in non-cash working capital	1,697	(2,890)
Total operating activities	152,754	106,916
INVESTING ACTIVITIES
Acquisition of investments and other assets	(30,534)	(33,432)
Acquisition of stream, royalty, and other interests	(20,943)	(620,790)
Proceeds from disposal of stream, royalty and other interests	23,554	38,113
Proceeds from disposal of investments and other	5,741	7,255
Investment in Hod Maden interest	0	(3,818)
Total investing activities	(22,182)	(612,672)
FINANCING ACTIVITIES
Bank debt drawn	41,500	653,122
Bank debt repaid	(104,000)	(212,372)
Interest paid	(35,720)	(15,159)
Dividends paid	(17,736)	(13,637)
Redemption of common shares (normal course issuer bid) and other	(15,970)	(421)
Proceeds from issuance of common shares net of financing costs	0	86,031
Total financing activities	(131,926)	497,564
Effect of exchange rate changes on cash and cash equivalents	(672)	(945)
Net decrease in cash and cash equivalents	(2,026)	(9,137)
Cash and cash equivalents — beginning of the year	7,029	16,166
Cash and cash equivalents — end of the year	$ 5,003	$ 7,029